CONSOLIDATED COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED COMPREHENSIVE LOSS [Abstract]
Net loss	$ (1,372)	$ (107,660)	$ (70,269)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(16,643)	(14,242)	(9,097)
Change in employees plan assets and benefit obligations, net of taxes $1,774, $1,268 and $1,591 for the years ended December 31, 2014, 2013 and 2012, respectively	(3,860)	2,350	2,440
Unrealized gains (losses) on derivatives		(759)	1,090
Comprehensive loss	(21,875)	(120,311)	(75,836)
Comprehensive loss attributable to non-controlling interest	16,538
Comprehensive loss attributable to the Company	$ (5,337)	$ (120,311)	$ (75,836)